ADDITIONAL SEGMENT INFORMATION (Details) - CAD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
ADDITIONAL SEGMENT INFORMATION
Total property, plant and equipment	$ 66,619	$ 64,135
Total liabilities	69,509	77,750
Matawinie Mine Project Expenses
ADDITIONAL SEGMENT INFORMATION
Total property, plant and equipment	46,188	39,597
Total liabilities	4,942	8,022
Battery Material Plant Project Expenses
ADDITIONAL SEGMENT INFORMATION
Total property, plant and equipment	17,173	21,289
Total liabilities	7,571	3,808
Corporate
ADDITIONAL SEGMENT INFORMATION
Total property, plant and equipment	3,258	3,249
Total liabilities	$ 56,996	$ 65,920